Cover Document	May 06, 2020
Entity Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	MURPHY OIL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8590
Entity Tax Identification Number	71-0361522
Entity Address, Address Line One	300 Peach Street, P.O. Box 7000
Entity Address, City or Town	El Dorado,
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71730-7000
City Area Code	(870)
Local Phone Number	862-6411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000717423